Income tax expenses (Details Textual)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 PRC Income Tax Laws [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%			33.00%
Effective Income Tax Rate Reconciliation Preferential Tax Rate					15.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate					50.00%
Undistributed Earnings of Foreign Subsidiaries	$ 46,131,934	283,130,131
Operating Loss Carryforwards	$ 2,295,000	14,085,334	21,015,447	24,721,823
Operating Loss Carryforwards, Expiration Date	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015